Consolidated Statements of Changes in Members' Deficit - USD ($)	Common Stock [Member]	Members' Deficit	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2019		$ (2,106,933)
Condensed Consolidated Statement of Changes in Stockholders' Deficit
Net income		(4,615,725)			$ (4,615,725)
Contributions		500,884
Distributions		(1,573,895)
Ending balance at Dec. 31, 2020	$ 0	(7,795,669)	$ 0	$ 0	0
Ending balance (in shares) at Dec. 31, 2020	0
Condensed Consolidated Statement of Changes in Stockholders' Deficit
Net income		(1,306,906)
Contributions		33,821
Distributions		(568,485)
Ending balance at Mar. 31, 2021		(9,637,239)
Beginning balance at Dec. 31, 2020	$ 0	(7,795,669)	0	0	0
Beginning balance (in shares) at Dec. 31, 2020	0
Condensed Consolidated Statement of Changes in Stockholders' Deficit
Net income					(2,440,038)
Ending balance at Jun. 30, 2021		(11,190,406)
Beginning balance at Dec. 31, 2020	$ 0	(7,795,669)	0	0	0
Beginning balance (in shares) at Dec. 31, 2020	0
Condensed Consolidated Statement of Changes in Stockholders' Deficit
Net income		(2,233,384)			(2,233,384)
Contributions		72,082
Distributions		(1,257,079)
Ending balance at Dec. 31, 2021	$ 0	(11,214,050)	0	0	(11,214,050)
Ending balance (in shares) at Dec. 31, 2021	0
Beginning balance at Mar. 31, 2021		(9,637,239)
Condensed Consolidated Statement of Changes in Stockholders' Deficit
Net income		(1,133,132)			(1,133,132)
Contributions		10,205
Distributions		(430,240)
Ending balance at Jun. 30, 2021		(11,190,406)
Beginning balance at Dec. 31, 2021	$ 0	(11,214,050)	0	0	(11,214,050)
Condensed Consolidated Statement of Changes in Stockholders' Deficit
Net income				1,419,433	1,419,433
Cumulative Effects Of Changes In Accounting Principle		(414,373)			(414,373)
Conversion to C Corp	$ 216	11,628,423		(11,628,639)
Conversion to C Corp (in shares)	21,675,001
Ending balance at Mar. 31, 2022	$ 216			(10,209,206)	(10,208,990)
Ending balance (in shares) at Mar. 31, 2022	21,675,001
Beginning balance at Dec. 31, 2021	$ 0	$ (11,214,050)	$ 0	0	(11,214,050)
Beginning balance (in shares) at Dec. 31, 2021	0
Condensed Consolidated Statement of Changes in Stockholders' Deficit
Net income					2,181,842
Ending balance at Jun. 30, 2022	$ 216			(9,446,797)	(9,446,581)
Ending balance (in shares) at Jun. 30, 2022	21,675,001
Beginning balance at Mar. 31, 2022	$ 216			(10,209,206)	(10,208,990)
Beginning balance (in shares) at Mar. 31, 2022	21,675,001
Condensed Consolidated Statement of Changes in Stockholders' Deficit
Net income				762,409	762,409
Ending balance at Jun. 30, 2022	$ 216			$ (9,446,797)	$ (9,446,581)
Ending balance (in shares) at Jun. 30, 2022	21,675,001